INCOME TAXES - Reconciliation of anticipated income tax expense benefit computed by statutory federal income tax rate (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense (benefit) computed by applying the statutory federal income tax rate
Statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%
State taxes, net of federal benefit		1.80%	6.40%
Federal research and development credits		3.20%	4.00%
Non-deductible stock-based compensation		(0.50%)	(0.50%)
Write down of federal NOL due to 382 limitation		(2.80%)
Write down of federal R&D credits due to 382 limitation		(1.10%)
Deferred tax adjustment resulting from tax rate change		(5.50%)
Other		(0.20%)	(0.20%)
Valuation allowance		(15.90%)	(30.70%)
Effective Tax Rate		0.00%	0.00%